Intangible Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Amortization - intangible assets	$ 125	$ 106
Amortization expense, next twelve months	77
Amortization expense, year two	77
Amortization expense, year three	77
Amortization expense, year four	77
Amortization expense, year five	77
Land, transmission and water rights
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Cost not subject to amortization	$ 133	$ 131